THE AL FRANK FUND







SEMI-ANNUAL REPORT
JUNE 30, 1999




THE AL FRANK FUND
465 FOREST AVENUE, SUITE I
LAGUNA BEACH, CA 92651
SHAREHOLDER SERVICES: (888) 263-6443
DAILY NAV: (877) 654-1325
WWW.ALFRANK.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                             Phone 949-497-7657 Fax 949-497-7658

Dear Fund Shareholder,

The Spanish have a saying that is particularly appropriate to successful investing and to our Fund. With patience, everything is possible. Never mind that what is possible is not always feasible or practical. Still, instant gratification is the enemy of development and fruition. In our newsletter, articles, books and seminars, we point out that simple value investing takes time to succeed, in many instances years. Stocks that are generally deeply undervalued--underpriced in the market--are usually so because their corporations are out of favor or some periodic market trauma has turned off many investors. No one knows how much an unloved stock will decline. Rarely obvious is when investors discover its intrinsic value and begin buying and bidding up a heretofore "dead money" stock. Likewise, no one knows how much a "discovered" bargain will advance or how long it will take to reach fair value, although fundamental analysis usually yields a reasonable fair-value price.

Happily, our Fund had a terrific second quarter, after struggling for five quarters to overcome the major sell off of the Summer of 1998 and to come back to profitability. I am often surprised at how strong a move undervalued stocks can make, which turns a poor record into a worthwhile one. Here is a brief review of the Fund's history through 6/30/99. We compare our Fund's average annual total return with a baseline, The Russell 2000 Index (R2K):


                                                  Fund's Change
                                 Date      NAV     from 1/2/98   R2K Index  R2K's Change
Fund begins operations:          1/2/98   $10.00                   437.02
Fund's high so far:             4/22/98    11.83      +18.30%      491.14      12.38%
Fund's low so far:              10/8/98     6.54      -34.60       310.25     -29.01
Fund's first year:             12/31/98     9.07      - 9.30       421.96     - 3.45
Through First quarter 1999:     3/31/99     8.45      -15.50       397.63     - 9.01
Through Second quarter 1999:    6/30/99    11.35      +13.50       457.67     + 4.73

For the Second quarter 1999:                          +34.32%                 +15.10%

One of the heartaches of managing an open-end mutual fund, is to see Fund shareholders redeem shares when the Fund is down. Removing money from a fund near its low (and a market low) often causes a Fund to have to sell shares at a loss to meet redemptions. The table shows our Fund's low (NAV) of $6.54 on 10/8/98 and its close on 12/31/98 at $9.07. While down 9.30% for 1998, the Fund was up 38.69% from its low by year end. A shareholder who redeemed shares on 10/8/98 would have taken a 34.60% loss from the initial NAV of $10.00, or an even greater loss from buying at a higher price as its NAV hit $11.83 on 4/22/98. On the other hand, holding the Fund shares until 6/30/99, the shareholder realized a 73.55% gain from the Fund's low. For the same period, the R2K gained 47.52%.

     Just think, locking in a 34.60% or greater loss on 10/8/98 versus holding and seeing a 73.55% advance from that low, in just nine months, leading to a profit of 13.50%! This example does not intend to represent the gains that a typical investor might expect from the fund, but rather, is used merely to illustrate the idea that a long-term investor may ultimately be rewarded more so than an investor who attempts to "time" the market by selling shares. While we cannot recommend when you should buy or sell shares of the Fund, we certainly advocate a long-term approach to investing.

                               THE AL FRANK FUND


This real example is the kind of experience we have had for over 22 years, speculating and investing our own money as well as others', and why we claim that patience is probably the most important attribute one can have to be a successful value investor. We look forward to the balance of this year and next to see if we can't "catch up" to what we would consider a handsome total return for a 2-3 year investment.

We do not see the Fund as a "trading vehicle" because of our long-term orientation. However, that does not mean one should avoid dollar-cost averaging down or up in the purchase of additional shares. We are not limited to buying any category or market capitalization size stock. We look forward to buying more large cap stocks when their valuation makes them undervalued bargains. Recent rotational buying in the stock market, e.g., some of the so-called cyclical stocks which had been out of favor, augurs well for the small capitalization stocks as well.

Faithfully yours,

/s/ Al Frank

Al Frank


Past performance is not predictive of future performance. Fund share values will fluctuate so that you may have a gain or loss when shares are redeemed. The Fund utilizes leverage which involves special risk considerations not prevalent in other Funds.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                               THE AL FRANK FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   Shares    COMMON STOCKS: 106.83%                                 Market Value
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE - EQUIPMENT: 0.96%
   11,000    Allied Research Corporation* ........................   $   66,000
                                                                     ----------

             AIRLINES: 2.23%
      600    AMR Corporation*.....................................       40,950
    1,657    KLM Royal Dutch Airlines.............................       47,328
    1,000    UAL Corporation*.....................................       65,000
                                                                     ----------
                                                                        153,278
                                                                     ----------

             APPAREL MANUFACTURERS: 0.31%
    2,200    Fruit of the Loom, Inc. Class A*.....................       21,450
                                                                     ----------

             APPLICATIONS SOFTWARE: 1.64%
   10,000    American Software, Inc. Class A*.....................       44,375
    2,200    Project Software & Development, Inc.*................       68,750
                                                                     ----------
                                                                        113,125
                                                                     ----------

             ATHLETIC EQUIPMENT: 3.27%
   37,213    First Team Sports, Inc.*.............................      116,291
    4,823    Saucony, Inc. Class B................................      109,120
                                                                     ----------
                                                                        225,411
                                                                     ----------
             ATHLETIC FOOTWEAR: 0.49%
    1,800    Reebok International Ltd.............................       33,525
                                                                     ----------

             AUTO - CARS/LIGHT TRUCKS: 0.48%
      374    DaimlerChrysler Corporation..........................       33,239
                                                                     ----------

             AUTO/TRUCK PARTS - ORIGINAL EQUIPMENT MANAGER: 0.57%
    1,186    Dura Automotive Systems, Inc.*.......................       39,435
                                                                     ----------

             AUTO/TRUCK PARTS AND EQUIPMENT: 2.21%
    1,800    Meritor Automotive, Inc..............................       45,900
    7,200    OEA, Inc.............................................       63,900
    6,000    TBC Corporation*.....................................       42,375
                                                                     ----------
                                                                        152,175
                                                                     ----------

             BUILDING - MAINTENANCE AND SERVICE: 1.39%
   14,500    C. H. Heist Corp.*...................................       96,063
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

             BUILDING - MOBILE HOME/MANUFACTURED HOUSES: 2.01%
    2,900    Cavalier Homes, Inc..................................   $   23,744
    2,100    Oakwood Homes Corporation............................       27,563
   17,000    SMC Corporation*.....................................       87,125
                                                                     ----------
                                                                        138,432
                                                                     ----------

             BUILDING - RESIDENTIAL/COMMERCIAL: 0.66%
    3,500    Standard Pacific Corp................................       45,281
                                                                     ----------

             BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS: 0.27%
    1,203    Patrick Industries, Inc..............................       18,797
                                                                     ----------

             CAPACITORS: 3.89%
   40,000    Aerovox Incorporated*................................      105,000
    7,100    KEMET Corporation*...................................      162,856
                                                                     ----------
                                                                        267,856
                                                                     ----------

             CHEMICALS - PLASTICS: 0.37%
    1,600    Wellman, Inc ........................................       25,500
                                                                     ----------

             CIRCUIT BOARDS: 0.36%
   10,000    Circuit Systems, Inc.* ..............................       24,688
                                                                     ----------

             CIRCUITS: 3.31%
    3,000    Hadco Corporation* ..................................      119,250
   10,000    Integrated Device Technology, Inc.* .................      108,750
                                                                     ----------
                                                                        228,000
                                                                     ----------
             COMMUNICATIONS SOFTWARE: 0.47%
    3,100    Digi International Inc.* ............................       32,356
                                                                     ----------

             COMPUTER SOFTWARE: 0.29%
    1,250    Software Spectrum, Inc.* ............................       20,313
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            COMPUTERS - MEMORY DEVICES: 2.68%
   2,400    Dataram Corporation*..................................   $   23,700
   4,400    Exabyte Corporation*..................................       17,050
     800    Quantum Corporation*..................................       19,300
   9,777    Read-Rite Corporation*................................       60,648
   2,500    Seagate Technology, Inc...............................       64,063
                                                                     ----------
                                                                        184,761
                                                                     ----------

            COMPUTERS - MICRO: 1.16%
   4,500    Sequent Computer Systems, Inc. .......................       79,875
                                                                     ----------

            COMPUTERS - PERIPHERAL EQUIPMENT: 8.77%
  19,390    ESS Technology, Inc.*.................................      260,553
   4,000    MicroTouch Systems, Inc.*.............................       59,500
   3,000    S3 Incorporated*......................................       27,281
   5,000    SMART Modular Technologies, Inc.*.....................       86,875
  18,475    Trident Microsystems, Inc.*...........................      169,739
                                                                     ----------
                                                                        603,948
                                                                     ----------

            CONSULTING - SERVICES: 0.14%
     600    Right Management Consultants, Inc.*...................        9,300
                                                                     ----------

            DIAMONDS/PRECIOUS STONES: 0.87%
   2,500    De Beers Consolidated Mines Ltd. ADR..................       59,688
                                                                     ----------

            DISPOSABLE MEDICAL PRODUCTS: 1.55%
  13,774    Utah Medical Products, Inc.*..........................      106,749
                                                                     ----------

            DISTRIBUTION/WHOLESALE: 0.35%
   3,400    Allou Health & Beauty Care, Inc.*.....................       24,013
                                                                     ----------

            DIVERSIFIED OPERATOR/COMMERCIAL SERVICE: 1.31%
  15,300    McRae Industries, Inc.*...............................       89,888
                                                                     ----------

            ELECTRIC PRODUCTS - MISCELLANEOUS: 1.17%
   3,000    Kulicke and Soffa Industries, Inc.....................       80,438
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            ELECTRONIC COMPONENTS - MISCELLANEOUS: 1.52%
   8,289    Nam Tai Electronics, Inc. ............................   $  104,649
                                                                     ----------

            ELECTRONIC COMPONENTS - SEMICONDUCTOR: 10.84%
   4,000    Atmel Corporation*....................................      104,750
   1,500    Electroglas, Inc.*....................................       30,000
   3,500    International Rectifier Corporation*..................       46,594
   2,000    Lam Research Corporation*.............................       93,375
   7,650    National Semiconductor Corporation*...................      193,641
   6,500    Silicon Valley Group, Inc.*...........................      109,281
   4,983    Siliconix Incorporated*...............................      170,668
                                                                     ----------
                                                                        748,309
                                                                     ----------
            ELECTRONIC MEASURING INSTRUMENTS: 2.43%
   2,500    Cohu, Inc.............................................       88,438
   3,750    Vishay Intertechnology, Inc.*.........................       78,750
                                                                     ----------
                                                                        167,188
                                                                     ----------

            ELECTRONIC SECURITY DEVICES: 0.50%
   3,800    Vicon Industries, Inc.*...............................       34,200
                                                                     ----------

            FINANCE - INVESTMENT BANKERS/BROKERS: 1.25%
     840    The Bear Stearns Companies Inc........................       39,270
     750    Lehman Brothers Holdings Inc..........................       46,688
                                                                     ----------
                                                                         85,958
                                                                     ----------
            FINANCE - LEASING: 0.57%
  20,800    Prime Capital Corporation*............................       39,000
                                                                     ----------

            FINANCE - MORTGAGE LOAN/BANKER: 0.56%
     819    First Union Corporation...............................       38,493
                                                                     ----------

            FOOD - MISCELLANEOUS/DIVERSIFIED: 0.71%
   2,500    Nabisco Group Holdings Corp.*.........................       48,906
                                                                     ----------

            FOOD - SUGAR AND REFINING: 1.31%
  13,000    Imperial Holly Corporation............................       90,188
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            FOOTWEAR AND RELATED APPAREL: 1.29%
   2,500    R. G. Barry Corporation* .............................   $   20,625
   1,000    The Timberland Company* ..............................       68,063
                                                                     ----------
                                                                         88,688
                                                                     ----------

            GOLF: 1.13%
   2,200    Callaway Golf Company ................................       32,175
   3,600    Coastcast Corporation* ...............................       45,900
                                                                     ----------
                                                                         78,075
                                                                     ----------

            INSTRUMENTS - SCIENTIFIC: 0.71%
   4,002    MTS Systems Corporation ..............................       48,774
                                                                     ----------

            LEISURE AND RECREATION PRODUCTS: 0.81%
   2,000    Brunswick Corporation ................................       55,750
                                                                     ----------

            LIFE/HEALTH INSURANCE: 0.95%
   2,153    Conseco, Inc. ........................................       65,532
                                                                     ----------

            MEDICAL - HOSPITALS: 0.23%
   2,000    Integrated Health Services, Inc.                             16,000
                                                                     ----------

            MEDICAL INFORMATION SYSTEMS: 1.30%
  10,000    HCIA Inc.*                                                   89,375
                                                                     ----------

            MEDICAL INSTRUMENTS: 0.88%
   2,500    Empi, Inc.*...........................................       60,938
                                                                     ----------

            MEDICAL LASER SYSTEMS: 0.91%
   2,850    Summit Technology, Inc.*..............................       62,700
                                                                     ----------

            MEDICAL PRODUCTS: 0.64%
   9,000    BioSource International, Inc.*........................       44,156
                                                                     ----------

            MEDICAL/OUTPATIENT - HOME CARE: 0.12%
   2,700    Genesis Health Ventures, Inc.*........................       8,100
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            METAL - DIVERSIFIED: 3.04%
   5,100    ASARCO Incorporated...................................   $   95,944
   7,487    Cyprus Amax Minerals Company..........................      113,709
                                                                     ----------
                                                                        209,653
                                                                     ----------

            METAL PROCESSORS AND FABRICATION: 0.30%
   2,500    SIFCO Industries, Inc.................................       20,625
                                                                     ----------

            MISCELLANEOUS MANUFACTURING: 0.49%
   1,000    Trinity Industries, Inc...............................       33,500
                                                                     ----------

            NETWORK SOFTWARE: 1.57%
  50,000    Netmanage, Inc.* .....................................      107,812
                                                                     ----------

            NETWORKING PRODUCTS: 6.49%
   2,150    3Com Corporation*.....................................       57,378
   3,000    Adaptec, Inc.*........................................      105,938
   2,000    Bel Fuse Inc. Class B*................................       52,000
   9,500    Cabletron Systems, Inc.*..............................      123,500
   2,500    Standard Microsystems Corporation*....................       18,906
  16,510    Zoom Telephonics, Inc.*...............................       89,257
                                                                     ----------
                                                                        323,479
                                                                     ----------

            OIL - FIELD SERVICES: 0.70%
   3,000    Oceaneering International, Inc.*......................       48,375
                                                                     ----------

            OIL AND GAS DRILLING: 0.52%
   2,300    Global Marine Inc.*...................................       35,506
                                                                     ----------

            OIL REFINING AND MARKETING: 0.39%
   2,700    Giant Industries, Inc.................................       26,831
                                                                     ----------

            PAPER AND RELATED PRODUCTS: 0.99%
   5,650    Pope & Talbot, Inc....................................       68,153
                                                                     ----------

            PHYSICAL THERAPY/REHABILITATION CENTERS: 0.72%
   3,300    HEALTHSOUTH Corporation*..............................   $   49,293
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            PROPERTY/CASUALTY INSURANCE: 0.49%
   2,200    Frontier Insurance Group, Inc.*.......................       33,825
                                                                     ----------

            REITS - MORTGAGE: 0.32%
   4,000    Capstead Mortgage Corporation.........................       21,750
                                                                     ----------

            RESTAURANTS: 0.41%
   3,500    Landry's Seafood Restaurants, Inc.*...................       28,000
                                                                     ----------

            RETAIL - APPAREL/SHOE: 4.50%
   2,800    Gadzooks, Inc.*.......................................       44,800
  41,800    One Price Clothing Stores, Inc.*......................      198,550
   3,000    Syms Corp.............................................       24,375
   4,000    The Gymboree Corporation*.............................       42,000
                                                                     ----------
                                                                        309,725
                                                                     ----------

            RETAIL - MISCELLANEOUS/DIVERSIFIED: 1.50%
     351    Ryerson Tull, Inc.....................................        7,919
  26,230    Tandycrafts, Inc.*....................................       95,084
                                                                     ----------
                                                                        103,003
                                                                     ----------

            RUBBER AND PLASTICS: 2.26%
  15,705    Applied Extrusion Technology, Inc.*...................      119,751
   6,000    The Lamson & Sessions Co.*............................       36,000
                                                                     ----------
                                                                        155,751
                                                                     ----------

            S & L/THRIFTS - WESTERN: 0.70%
   2,200    Golden State Bancorp Inc.*............................       48,400
                                                                     ----------

            SHIPBUILDING: 0.33%
   3,400    Halter Marine Group, Inc.*............................       22,525
                                                                     ----------

            STEEL - PRODUCERS: 2.69%
   3,700    Bethlehem Steel Corporation*..........................       28,444
   9,046    Rouge Industries, Inc. Class A........................       87,068
  10,477    The LTV Corporation...................................       70,065
                                                                     ----------
                                                                        185,577
                                                                     ----------

            STEEL PIPE AND TUBE: 1.52%
   7,500    Maverick Tube Corporation*............................    $ 104,531
                                                                     ----------

See Notes to Financial Statements.

                                THE AL FRANK FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            TELECOM EQUIPMENT: 1.13%
   5,000    Advanced Fibre Communications, Inc.*..................       78,125
                                                                     ----------

            TELECOMMUNICATIONS EQUIPMENT: 0.22%
   8,000    RF Industries, Ltd.*..................................       15,000
                                                                     ----------

            TEXTILE - HOME FURNISHINGS: 0.41%
   4,961    Conso Products Company*...............................       28,526
                                                                     ----------

            TEXTILE PRODUCTS: 0.62%
   5,000    The Dixie Group, Inc..................................       42,422
                                                                     ----------

            TOBACCO: 0.38%
     833    R.J. Reynolds Tobacco Holdings, Inc.*.................       26,240
                                                                     ----------

            TOOLS - HAND HELD: 0.98%
   7,000    P & F Industries, Inc. Class A*.......................       67,594
                                                                     ----------

            TRANSPORT - MARINE: 1.06%
   1,200    Sea Containers Limited Class A*.......................       40,275
   1,900    Stolt-Nielsen S.A. ADR*...............................       32,530
                                                                     ----------
                                                                         73,113
                                                                     ----------
            WIRELESS EQUIPMENT: 0.26%
   5,000    Glenayre Technologies, Inc.*..........................       17,969
                                                                     ----------

            Total Common Stocks (cost $6,908,486): 106.83%........    7,357,058
            Liabilities in excess of other assets: (6.83%)........     (470,594)
                                                                     ----------
            Total Net Assets: 100.00%.............................   $6,886,464
                                                                     ==========

*Non-income producing security.

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified
    cost of $6,908,486) .......................................     $ 7,357,058
  Cash ........................................................           7,188
  Receivables:
        Dividends .............................................           1,392
        Due from Advisor ......................................           4,321
        Fund shares sold ......................................         100,000
  Deferred organization costs .................................          24,566
  Prepaid expenses ............................................          26,496
                                                                    -----------
           Total assets .......................................       7,521,021
                                                                    -----------

LIABILITIES
  Payables:
        Administration fees ...................................           2,466
        Loan payable (Note 6) .................................         612,726
  Accrued expenses ............................................          19,365
                                                                    -----------
           Total liabilities ..................................         634,557
                                                                    -----------

NET ASSETS ....................................................     $ 6,886,464
                                                                    ===========

Net asset value, offering and redemption price per share
  ($6,886,464/606,724 shares outstanding; unlimited
  number of shares authorized, par value $0.01) ...............     $     11.35
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital .............................................     $ 6,445,646
  Accumulated net investment loss .............................        (110,573)
  Accumulated net realized gain on investments ................         102,819
  Net unrealized appreciation on investments ..................         448,572
                                                                    -----------
        Net assets ............................................     $ 6,886,464
                                                                    ===========

See accompanying Notes to Financial Statements.

                                THE AL FRANK FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ..................................................    $    22,875
                                                                    -----------
          Total income .........................................         22,875
                                                                    -----------

  Expenses
    Advisory fees (Note 3) .....................................         30,855
    Interest expense (Note 6) ..................................         24,911
    Administration fees (Note 3) ...............................         14,876
    Transfer agent fees ........................................         11,591
    Professional fees ..........................................          8,653
    Distribution fees (Note 4) .................................          7,714
    Fund accounting fees .......................................          7,091
    Registration fees ..........................................          4,436
    Custody fees ...............................................          3,761
    Amortization of deferred organization costs ................          3,472
    Reports to shareholders ....................................          3,096
    Miscellaneous expense ......................................          1,645
    Trustee fees ...............................................          1,528
    Insurance expense ..........................................          1,469
                                                                    -----------
      Total expenses ...........................................        125,098
      Less, advisory fee waiver and absorption (Note 3) ........        (56,169)
                                                                    -----------
      Net expenses .............................................         68,929
                                                                    -----------
        NET INVESTMENT LOSS ....................................        (46,054)
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions ................        169,734
   Net change in unrealized appreciation on investments ........      1,242,456
                                                                    -----------
     Net realized and unrealized gain on investments ...........      1,412,190
                                                                    -----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $ 1,366,136
                                                                    ===========

See Notes to Financial Statements.

                               THE AL FRANK FUND


STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------
                                                                   Six Months     January 2, 1998*
                                                                      Ended           through
                                                                 June 30, 1999#   December 31, 1998
                                                                 --------------   -----------------
NET INCREASE (DECREASE) IN ASSETS FROM

OPERATIONS
      Net investment income (loss) .............................    $   (46,054)      $   (64,518)
      Net realized gain (loss) on security transactions ........        169,734           (66,916)
      Net change in unrealized appreciation (depreciation)
         on investments ........................................      1,242,456          (793,884)
                                                                    -----------       -----------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      1,366,136          (925,318)
                                                                    -----------       -----------

CAPITAL SHARE TRANSACTIONS
      Net increase in net assets derived from net change
         in outstanding shares (a) .............................     (1,521,639)        7,967,285
                                                                    -----------       -----------
      TOTAL INCREASE IN NET ASSETS .............................       (155,503)        7,041,967

NET ASSETS
Beginning of period ............................................      7,041,967                 0
                                                                    -----------       -----------
END OF PERIOD ..................................................    $ 6,886,464       $ 7,041,967
                                                                    ===========       ===========

(a) A summary of capital shares transactions is as follows:

                              Six Months                  January 2, 1998*
                                 Ended                         through
                            June 30, 1999#                December 31, 1998
                       --------------------------     --------------------------
                       Shares    Paid in Capital       Shares    Paid in Capital
                       ------    ---------------       ------    ---------------

Shares sold ..........   75,450        $ 733,857       919,730      $9,297,418
Shares redeemed....... (245,143)      (2,255,496)     (143,313)     (1,330,133)
                       --------      -----------       -------      ----------
Net increase.......... (169,693)     $(1,521,639)      776,417      $7,967,285
                       ========      ===========       =======      ==========

*Commencement of operations.

#Unaudited.

See Notes to FInancial Statements.

                               THE AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                                       Six Months     January 2, 1998*
                                                          Ended            through
                                                     June 30, 1999#   December 31, 1998
---------------------------------------------------------------------------------------

Net asset value, beginning of period.................    $ 9.07           $10.00
                                                         ------           ------

Income from investment operations:
  Net investment gain (loss).........................      0.01            (0.08)
  Net realized and unrealized gain on investments....      2.27            (0.85)
                                                         ------           ------
Total from investment operations.....................      2.28            (0.93)
                                                         ------           ------

Net asset value, end of period.......................    $11.35           $ 9.07
                                                         ======           ======

Total return.........................................     25.14%++         (9.30%)++

Ratios/supplemental data:
Net assets, end of period (thousands)................    $6,886           $7,042

Ratio of expenses to average net assets:
  Before expense reimbursement.......................      4.05%+           3.74%+
  After expense reimbursement........................      2.25%+           2.25%+
Ratio of net investment loss to average net assets
  After expense reimbursement........................     (1.49%)+         (1.28%)+

Portfolio turnover rate..............................      0.61%            5.82%

*Commencement of operations.
+Annualized.
++Not Annualized.
#Unaudited.

See Notes to Financial Statements.

                               THE AL FRANK FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations

E. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended June 30, 1999, Al Frank Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation

                               THE AL FRANK FUND

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 1999 (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended June 30, 1999, the Fund incurred $30,855 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $56,169; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as a reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended June 30, 1999, the Fund paid Distribution Coordinator in the amount of $7,713.

NOTE 5 - SECURITIES TRANSACTIONS

     For the period ended June 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $41,293 and $1,292,565, respectively.

NOTE 6 - LINE OF CREDIT

     At December 31, 1998, the Fund has established an uncommitted line of credit agreement in the amount of $750,000 with Firstar Bank, N.A., the Fund's custodian of assets. The current annual interest rate on any borrowing under the agreement in equal to the Broker Call Rate, as published in the Wall Street Journal as the Call Money Rate, plus 0.50%, payable monthly, in arrears. The purpose of the agreement is to either meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities from the Fund's portfolio, or for leverage purposes. Borrowing money by the Fund involves special risk considerations that are more fully outlined in the Fund's prospectus. At June 30, 1999, the Fund has borrowed $612,726 under the agreement.

                                     ADVISOR

                         Al Frank Asset Management, Inc.
                           465 Forest Avenue, Suite I
                         Laguna Beach, California 92651


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                               Firstar Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 TRANSFER AGENT

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788



                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104